Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	[1]	£ 248,209	£ 39,945
Cost of sales		(236,850)	(41,381)
Gross profit/(loss)		11,359	(1,436)
Marketing expenses		(29,355)	(10,354)
Selling and distribution expenses		(20,389)	(5,298)
Administrative expenses		(69,427)	(13,236)
Loss from operations		(107,812)	(30,324)
Finance income		166	185
Finance expense		(1,793)	(627)
Loss before tax		(109,439)	(30,766)
Tax credit		7,326
Loss for the period		(102,113)	(30,766)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations		76
Other comprehensive income for the period		76
Total comprehensive loss for the period		£ (102,037)	£ (30,766)
Earnings per share:
Net loss per ordinary share, basic (in Pounds per share)		£ (0.67)	£ (0.28)
Net loss per ordinary share, diluted (in Pounds per share)		£ (0.67)	£ (0.28)

[1]	Revenue excludes £7.5 million of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue.